Document And Entity Information	Jul. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2025
Entity Registrant Name	Atlas Energy Solutions Inc.
Entity Central Index Key	0001984060
Entity Emerging Growth Company	false
Entity File Number	001-41828
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-2154509
Entity Address, Address Line One	5918 W. Courtyard Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	(512)
Local Phone Number	220-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AESI
Security Exchange Name	NYSE